Stockholders' Equity	12 Months Ended
Jun. 30, 2013
Stockholders' Equity

NOTE 18 — STOCKHOLDERS’ EQUITY

Shares Outstanding

Shares of common stock outstanding were as follows:

(In millions)

Year Ended June 30,	2013	2012	2011

Balance, beginning of year	8,381	8,376	8,668
Issued	105	147	155
Repurchased	(158)	(142)	(447)

Balance, end of year	8,328	8,381	8,376

Share Repurchases

On September 22, 2008, we announced that our Board of Directors approved a share repurchase program authorizing up to $40.0 billion in share repurchases with an expiration date of September 30, 2013. As of June 30, 2013, approximately $3.6 billion of the approved repurchase amount remained. The repurchase program may be suspended or discontinued at any time without prior notice.

We repurchased the following shares of common stock under the above-described repurchase plan using cash resources:

(In millions)	Shares	Amount	Shares	Amount	Shares	Amount

Year Ended June 30,		2013		2012		2011

First quarter	33	$1,000	38	$1,000	163	$4,000
Second quarter	58	1,607	39	1,000	188	5,000
Third quarter	36	1,000	31	1,000	30	827
Fourth quarter	31	1,000	34	1,000	66	1,631

Total	158	$4,607	142	$4,000	447	$11,458

Dividends

In fiscal year 2013, our Board of Directors declared the following dividends:

Declaration Date	Dividend Per Share	Record Date	Total Amount	Payment Date

			(In millions)

September 18, 2012	$0.23	November 15, 2012	$1,933	December 13, 2012
November 28, 2012	$0.23	February 21, 2013	$1,925	March 14, 2013
March 11, 2013	$0.23	May 16, 2013	$1,921	June 13, 2013
June 12, 2013	$0.23	August 15, 2013	$1,916	September 12, 2013

The dividend declared on June 12, 2013 will be paid after the filing date of the 2013 Form 10-K and was included in other current liabilities as of June 30, 2013.

In fiscal year 2012, our Board of Directors declared the following dividends:

Declaration Date	Dividend Per Share	Record Date	Total Amount	Payment Date

			(In millions)

September 20, 2011	$0.20	November 17, 2011	$1,683	December 8, 2011
December 14, 2011	$0.20	February 16, 2012	$1,683	March 8, 2012
March 13, 2012	$0.20	May 17, 2012	$1,678	June 14, 2012
June 13, 2012	$0.20	August 16, 2012	$1,676	September 13, 2012

The dividend declared on June 13, 2012 was included in other current liabilities as of June 30, 2012.